Distribution Date:	01/16/26	Wells Fargo Commercial Mortgage Trust 2015-NXS2
Determination Date:	01/12/26
Next Distribution Date:	02/18/26
Record Date:	12/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-NXS2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	21-22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	23		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989MAA7	1.435000%	27,412,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989MAB5	3.020000%	161,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989MAC3	3.247000%	7,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989MAD1	3.498000%	150,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	94989MAE9	3.767000%	240,335,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989MAF6	3.461000%	53,406,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989MAG4	3.886978%	51,432,000.00	26,910,109.05	8,335,865.47	87,165.83	0.00	0.00	8,423,031.30	18,574,243.58	91.00%	24.38%
B	94989MAK5	3.886978%	73,149,000.00	73,149,000.00	0.00	236,940.45	0.00	0.00	236,940.45	73,149,000.00	55.57%	16.38%
C	94989MAL3	3.886978%	36,575,000.00	36,575,000.00	0.00	118,471.84	0.00	0.00	118,471.84	36,575,000.00	37.86%	12.38%
D	94989MAM1	3.886978%	40,003,000.00	40,003,000.00	0.00	113,547.17	0.00	0.00	113,547.17	40,003,000.00	18.48%	8.00%
E	94989MAZ2	3.419000%	25,145,000.00	25,145,000.00	0.00	0.00	0.00	0.00	0.00	25,145,000.00	6.30%	5.25%
F	94989MBB4	3.419000%	18,287,000.00	13,008,490.03	0.00	0.00	0.00	0.00	0.00	13,008,490.03	0.00%	3.25%
G	94989MBD0	3.419000%	29,717,540.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	94989MBF5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989MBH1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			914,361,542.00	214,790,599.08	8,335,865.47	556,125.29	0.00	0.00	8,891,990.76	206,454,733.61

X-A	94989MAH2	0.000000%	691,485,000.00	26,910,109.05	0.00	0.00	0.00	0.00	0.00	18,574,243.58
X-E	94989MAP4	0.467978%	25,145,000.00	25,145,000.00	0.00	9,806.08	0.00	0.00	9,806.08	25,145,000.00
X-F	94989MAR0	0.467978%	18,287,000.00	13,008,490.03	0.00	5,073.07	0.00	0.00	5,073.07	13,008,490.03
X-G	94989MAT6	3.886978%	29,717,540.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			764,634,540.00	65,063,599.08	0.00	14,879.15	0.00	0.00	14,879.15	56,727,733.61

Deal Distribution Total					8,335,865.47	571,004.44	0.00	0.00	8,906,869.91

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989MAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989MAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989MAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989MAD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	94989MAE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989MAF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989MAG4	523.21723927	162.07546800	1.69477815	0.00000000	0.00000000	0.00000000	0.00000000	163.77024615	361.14177127
B	94989MAK5	1,000.00000000	0.00000000	3.23914818	0.00000000	0.00000000	0.00000000	0.00000000	3.23914818	1,000.00000000
C	94989MAL3	1,000.00000000	0.00000000	3.23914805	0.00000000	0.00000000	0.00000000	0.00000000	3.23914805	1,000.00000000
D	94989MAM1	1,000.00000000	0.00000000	2.83846637	0.40068195	0.41187711	0.00000000	0.00000000	2.83846637	1,000.00000000
E	94989MAZ2	1,000.00000000	0.00000000	0.00000000	2.84916683	29.65662557	0.00000000	0.00000000	0.00000000	1,000.00000000
F	94989MBB4	711.35178159	0.00000000	0.00000000	2.02675999	77.90091978	0.00000000	0.00000000	0.00000000	711.35178159
G	94989MBD0	0.00000000	0.00000000	0.00000000	0.00000000	132.29388402	0.00000000	0.00000000	0.00000000	0.00000000
V	94989MBF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989MBH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989MAH2	38.91640318	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	26.86138323
X-E	94989MAP4	1,000.00000000	0.00000000	0.38998131	0.00000000	0.00000000	0.00000000	0.00000000	0.38998131	1,000.00000000
X-F	94989MAR0	711.35178159	0.00000000	0.27741401	0.00000000	0.00000000	0.00000000	0.00000000	0.27741401	711.35178159
X-G	94989MAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	12/01/25 - 12/30/25	30	0.00	9,806.08	0.00	9,806.08	0.00	0.00	0.00	9,806.08	0.00
X-F	12/01/25 - 12/30/25	30	0.00	5,073.07	0.00	5,073.07	0.00	0.00	0.00	5,073.07	0.00
X-G	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	12/01/25 - 12/30/25	30	0.00	87,165.83	0.00	87,165.83	0.00	0.00	0.00	87,165.83	0.00
B	12/01/25 - 12/30/25	30	0.00	236,940.45	0.00	236,940.45	0.00	0.00	0.00	236,940.45	0.00
C	12/01/25 - 12/30/25	30	0.00	118,471.84	0.00	118,471.84	0.00	0.00	0.00	118,471.84	0.00
D	12/01/25 - 12/30/25	30	447.84	129,575.64	0.00	129,575.64	16,028.48	0.00	0.00	113,547.17	16,476.32
E	12/01/25 - 12/30/25	30	674,073.55	71,642.30	0.00	71,642.30	71,642.30	0.00	0.00	0.00	745,715.85
F	12/01/25 - 12/30/25	30	1,387,510.76	37,063.36	0.00	37,063.36	37,063.36	0.00	0.00	0.00	1,424,574.12
G	N/A	N/A	3,931,448.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,931,448.79
Totals			5,993,480.94	695,738.57	0.00	695,738.57	124,734.14	0.00	0.00	571,004.44	6,118,215.08

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989MAG4	3.886978%	51,432,000.00	26,910,109.05	8,335,865.47	87,165.83	0.00	0.00	8,423,031.30	18,574,243.58
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989MAK5	3.886978%	73,149,000.00	73,149,000.00	0.00	236,940.45	0.00	0.00	236,940.45	73,149,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989MAL3	3.886978%	36,575,000.00	36,575,000.00	0.00	118,471.84	0.00	0.00	118,471.84	36,575,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			161,156,000.03	136,634,109.05	8,335,865.47	442,578.12	0.00	0.00	8,778,443.59	128,298,243.58

Exchangeable Certificate Details
PEX	94989MAN9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	8,906,869.91
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	722,984.02	Master Servicing Fee	3,854.42
Interest Reductions due to Nonrecoverability Determination	(50,656.51)	Certificate Administrator Fee	696.30
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	92.48
ARD Interest	0.00	Trust Advisor Fee	258.94
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	672,327.51	Total Fees	5,112.14

Principal		Expenses/Reimbursements
Scheduled Principal	99,570.50	Reimbursement for Interest on Advances	24,156.47
Unscheduled Principal Collections		ASER Amount	34,917.58
Principal Prepayments	8,231,644.92	Special Servicing Fees (Monthly)	15,611.11
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	4,650.05	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	8,335,865.47	Total Expenses/Reimbursements	74,685.16

		Interest Reserve Deposit	21,525.74

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	571,004.44
Excess Liquidation Proceeds	0.00	Principal Distribution	8,335,865.47
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	8,906,869.91
Total Funds Collected	9,008,192.98	Total Funds Distributed	9,008,192.95

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	214,790,599.08	214,790,599.08	Beginning Certificate Balance	214,790,599.08
(-) Scheduled Principal Collections	99,570.50	99,570.50	(-) Principal Distributions	8,335,865.47
(-) Unscheduled Principal Collections	8,236,294.97	8,236,294.97	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	206,454,733.61	206,454,733.61	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	216,116,426.45	216,116,426.45	Ending Certificate Balance	206,454,733.61
Ending Actual Collateral Balance	207,733,975.32	207,733,975.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	6,740,006.68	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	6,740,006.68	0.00	Net WAC Rate	3.89%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	6	153,202,717.48	74.21%	(27)	3.7530	0.775259
2,000,001 to 3,000,000	2	5,659,342.31	2.74%	(12)	4.1965	1.288891	1.21 to 1.30	3	45,659,342.31	22.12%	(8)	4.2784	1.275145
3,000,001 to 4,000,000	2	7,592,673.82	3.68%	(11)	4.1144	1.356321	1.31 to 1.40	2	7,592,673.82	3.68%	(11)	4.1144	1.356321
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	4	48,202,717.48	23.35%	(8)	4.2853	0.084213	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	2	85,000,000.00	41.17%	(42)	3.2401	1.148947	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	1	60,000,000.00	29.06%	(7)	4.4100	1.133000	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	11	206,454,733.61	100.00%	(22)	3.8825	0.907183	Totals	11	206,454,733.61	100.00%	(22)	3.8825	0.907183
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	70,810,353.00	34.30%	(7)	4.3688	1.109169
							Mixed Use	1	14,110,557.76	6.83%	(8)	4.1690	(0.583700)
Florida	1	40,000,000.00	19.37%	(7)	4.2900	1.273200
							Office	4	123,281,806.72	59.71%	(7)	4.3736	0.978595
Illinois	1	2,753,963.93	1.33%	(11)	4.1400	1.306500
							Other	1	45,000,000.00	21.80%	(74)	2.3069	1.038500
Indiana	1	10,281,806.72	4.98%	(8)	4.4400	(0.453200)
							Retail	5	24,062,369.13	11.66%	(10)	4.1452	1.170002
Nebraska	1	2,905,378.38	1.41%	(12)	4.2500	1.272200
							Totals	11	206,454,733.61	100.00%	(22)	3.8825	0.907183
New York	2	59,110,557.76	28.63%	(58)	2.7514	0.651257

Ohio	1	3,884,458.58	1.88%	(11)	4.0900	1.355100

Washington	1	13,000,000.00	6.30%	(7)	4.4100	0.491900

Wisconsin	1	3,708,215.24	1.80%	(10)	4.1400	1.357600

Totals	11	206,454,733.61	100.00%	(22)	3.8825	0.907183

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	1	45,000,000.00	21.80%	(74)	2.3069	1.038500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	6	38,172,926.89	18.49%	(9)	4.1540	0.521749	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	4	123,281,806.72	59.71%	(7)	4.3736	0.978595	49 months or greater	11	206,454,733.61	100.00%	(22)	3.8825	0.907183
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	Totals	11	206,454,733.61	100.00%	(22)	3.8825	0.907183
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	206,454,733.61	100.00%	(22)	3.8825	0.907183
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	11	206,454,733.61	100.00%	(22)	3.8825	0.907183	Interest Only	4	158,000,000.00	76.53%	(26)	3.7806	1.088830
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	7	48,454,733.61	23.47%	(9)	4.2147	0.314870
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	206,454,733.61	100.00%	(22)	3.8825	0.907183	Totals	11	206,454,733.61	100.00%	(22)	3.8825	0.907183
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or lesser	5	168,281,806.72	81.51%	(25)	3.8209	0.994614			No outstanding loans in this group
	13 months to 24 months	5	24,062,369.13	11.66%	(10)	4.1452	1.170002
	25 months or greater	1	14,110,557.76	6.83%	(8)	4.1690	(0.583700)
	Totals	11	206,454,733.61	100.00%	(22)	3.8825	0.907183
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	310928467	OF	Campbell	CA	Actual/360	4.410%	227,850.00	0.00	0.00	N/A	06/11/25	--	60,000,000.00	60,000,000.00	01/11/26
4	304110004	98	New York	NY	Actual/360	2.307%	89,392.38	0.00	0.00	11/05/19	04/05/35	--	45,000,000.00	45,000,000.00	01/05/26
6	610928899	OF	Orlando	FL	Actual/360	4.290%	147,766.67	0.00	0.00	N/A	06/11/25	--	40,000,000.00	40,000,000.00	12/11/25
18	301741065	MU	New York	NY	Actual/360	4.169%	0.00	0.00	0.00	N/A	05/06/25	--	14,110,557.76	14,110,557.76	03/06/20
21	304110021	OF	Seattle	WA	Actual/360	4.410%	49,367.50	0.00	0.00	N/A	06/05/25	--	13,000,000.00	13,000,000.00	05/05/25
22	304110022	OF	Indianapolis	IN	Actual/360	4.440%	39,410.17	25,996.27	0.00	N/A	05/05/25	--	10,307,802.99	10,281,806.72	10/05/24
26	304110026	RT	San Francisco	CA	Actual/360	4.140%	38,615.44	21,467.86	0.00	N/A	04/05/25	--	10,831,820.86	10,810,353.00	01/05/26
32	301741074	MF	Houston	TX	Actual/360	4.566%	32,428.68	8,247,724.61	0.00	N/A	07/06/25	--	8,247,724.61	0.00	01/06/26
49	304110049	RT	Berea	OH	Actual/360	4.090%	13,720.99	11,396.73	0.00	02/05/25	02/05/35	--	3,895,855.31	3,884,458.58	01/05/26
50	304110050	RT	Grand Chute	WI	Actual/360	4.140%	13,269.92	14,061.06	0.00	03/05/25	03/05/35	--	3,722,276.30	3,708,215.24	01/05/26
57	304110057	RT	Scottsbluff	NE	Actual/360	4.250%	10,661.42	7,798.13	0.00	01/05/25	01/05/35	--	2,913,176.51	2,905,378.38	01/05/26
59	304110059	RT	Geneseo	IL	Actual/360	4.140%	9,844.34	7,420.81	0.00	02/05/25	02/05/35	--	2,761,384.74	2,753,963.93	01/05/26
Totals							672,327.51	8,335,865.47	0.00				214,790,599.08	206,454,733.61
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1,843,231.09	919,747.00	01/01/25	03/31/25	08/11/25	10,583,795.90	0.00	0.00	0.00	0.00	0.00
4	4,360,587.00	2,180,294.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,851,805.38	655,927.45	01/01/25	03/31/25	09/11/25	18,814,676.56	0.00	146,388.89	146,388.89	0.00	0.00
18	0.00	(255,966.64)	01/01/21	06/30/21	09/11/25	9,633,289.16	566,286.59	(667.08)	1,062,181.52	469,924.24	0.00
21	286,090.00	349,063.42	04/01/24	03/31/25	08/11/25	3,464,622.47	77,738.44	35,991.52	310,654.60	0.00	0.00
22	0.00	(63,804.56)	01/01/25	03/31/25	06/11/25	5,732,973.84	172,486.27	43,365.08	780,650.23	376,789.93	0.00
26	759,894.21	0.00	--	--	07/11/25	0.00	0.00	0.00	0.00	0.00	0.00
32	562,756.56	390,771.34	01/01/25	06/30/25	--	0.00	7,842.55	0.00	0.00	0.00	0.00
49	397,700.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	383,150.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	283,262.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	272,053.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	12,000,529.87	4,176,032.01				48,229,357.93	824,353.85	225,078.42	2,299,875.24	846,714.17	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
32	301741074	8,231,644.92	Disposition	0.00	0.00
49	304110049	745.49	Partial Liquidation (Curtailment)	0.00	0.00
50	304110050	3,904.56	Partial Liquidation (Curtailment)	0.00	0.00
Totals		8,236,294.97		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/16/26	0	0.00	0	0.00	0	0.00	1	10,281,806.72	1	14,110,557.76	0	0.00	2	4,650.05	1	8,231,644.92	3.882508%	3.671956%	(22)
12/17/25	0	0.00	0	0.00	0	0.00	1	10,307,802.99	1	14,110,557.76	0	0.00	2	5,350.05	1	6,876,165.25	3.908897%	3.695821%	(20)
11/18/25	0	0.00	0	0.00	0	0.00	1	10,334,970.04	1	14,110,557.76	0	0.00	2	5,350.05	0	0.00	3.933670%	3.718631%	(19)
10/20/25	0	0.00	0	0.00	0	0.00	1	10,360,763.83	1	14,110,557.76	2	70,875,767.48	2	6,793.25	0	0.00	3.933891%	3.718864%	(18)
09/17/25	0	0.00	0	0.00	0	0.00	1	10,387,735.65	1	14,110,557.76	0	0.00	3	6,885.13	1	14,469,359.74	3.934123%	3.728452%	(17)
08/15/25	0	0.00	0	0.00	0	0.00	1	10,413,328.46	1	14,110,557.76	0	0.00	2	6,793.25	0	0.00	4.003396%	3.802231%	(14)
07/17/25	0	0.00	0	0.00	0	0.00	1	10,438,823.80	1	14,110,557.76	0	0.00	3	4,885.13	0	0.00	4.003702%	3.802569%	(13)
06/17/25	0	0.00	0	0.00	0	0.00	1	10,465,507.86	1	14,110,557.76	0	0.00	3	6,885.13	0	0.00	4.049171%	3.875245%	(11)
05/16/25	2	73,000,000.00	0	0.00	0	0.00	1	10,490,804.46	1	14,110,557.76	0	0.00	2	6,793.25	4	47,675,210.84	4.080446%	3.925185%	(9)
04/17/25	2	25,727,613.27	0	0.00	2	24,627,854.66	1	10,517,296.90	1	14,110,557.76	0	0.00	4	21,737.56	10	94,051,546.38	4.196969%	4.077754%	(6)
03/17/25	0	0.00	0	0.00	2	24,652,954.01	2	24,652,954.01	0	0.00	0	0.00	0	0.00	0	0.00	4.279852%	4.199940%	(2)
02/18/25	0	0.00	0	0.00	2	24,681,854.24	1	14,110,557.76	0	0.00	0	0.00	0	0.00	1	2,028,726.42	4.279801%	4.200038%	(1)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	610928899	12/11/25	0	5	146,388.89	146,388.89	0.00	40,000,000.00	01/31/19	6
18	301741065	03/06/20	69	5	(667.08)	1,062,181.52	920,581.98	15,000,000.00	03/06/20	7			03/14/25
21	304110021	05/05/25	7	5	35,991.52	310,654.60	58,906.62	13,000,000.00	03/01/24	2
22	304110022	10/05/24	14	5	43,365.08	780,650.23	818,404.08	10,671,606.87	10/05/23	2		02/14/25
Totals					225,078.42	2,299,875.24	1,797,892.68	78,671,606.87
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		148,202,717	70,810,353	53,000,000		24,392,364
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		58,252,016	58,252,016	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-26	206,454,734	169,062,369	0	0	13,000,000	24,392,364
Dec-25	214,790,599	158,292,693	10,831,821	0	21,247,725	24,418,361
Nov-25	221,793,836	169,189,910	0	0	28,158,398	24,445,528
Oct-25	221,914,449	158,376,531	0	0	39,066,596	24,471,322
Sep-25	222,042,066	98,420,442	0	0	99,123,331	24,498,293
Aug-25	248,663,870	58,462,747	0	0	165,677,237	24,523,886
Jul-25	248,847,519	158,504,810	0	0	65,793,328	24,549,382
Jun-25	270,278,566	102,704,887	0	0	142,997,613	24,576,066
May-25	309,669,228	201,084,190	73,000,000	0	10,983,676	24,601,362
Apr-25	400,859,705	342,993,358	25,727,613	0	7,510,879	24,627,855
Mar-25	588,300,082	556,123,265	0	0	7,523,863	24,652,954
Feb-25	590,610,124	565,928,270	0	0	10,571,296	14,110,558
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310928467	60,000,000.00	60,000,000.00	52,000,000.00	06/18/25	759,945.25	1.13300	03/31/25	06/11/25	I/O
6	610928899	40,000,000.00	40,000,000.00	17,800,000.00	07/07/25	555,327.45	1.27320	03/31/25	06/11/25	I/O
18	301741065	14,110,557.76	15,000,000.00	12,800,000.00	09/04/25	(255,966.64)	(0.58370)	06/30/21	05/06/25	233
21	304110021	13,000,000.00	13,000,000.00	10,600,000.00	06/16/25	291,441.42	0.49190	03/31/25	06/05/25	I/O
22	304110022	10,281,806.72	10,671,606.87	6,250,000.00	05/05/25	(88,937.56)	(0.45320)	03/31/25	05/05/25	231
26	304110026	10,810,353.00	10,810,353.00	14,300,000.00	06/10/25	704,373.21	0.97690	12/31/24	04/05/25	233
32	301741074	0.00	-	12,680,000.00	05/04/15	366,253.34	1.25830	06/30/25	07/06/25	233
Totals		148,202,717.48	149,481,959.87	126,430,000.00		2,332,436.47

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	310928467	OF	CA	04/02/25	4

The Loan transferred to Special Servicing on 4/2/2025 due to imminent monetary default. The Loan matured on 6/11/2025. Borrower entered into a 18-month loan maturity extension. The loan is performing under the terms of the agreement.

6	610928899	OF	FL	01/31/19	6

The Loan continues to perform post COVID. Cash management has been implemented and we are keeping all cashflow above debt-service and operating expenses. Wyndham has publicly announced their relocation at Oct 2025 lease expiration. The borrower listed the property for sale with JLL. Purchase offers have come in at a better than expected price point. Hope to identify a buyer, in cooperation with borrower, in Q3/2025 with a close within Q4/2025. Loan continues

	to be performing and is payment current. As of December 2025 have approved accepting a DPO based on an at-risk purchase offer. Loan has now matured.

18	301741065	MU	NY	03/06/20	7

- The loan transferred on 3/6/2020 due to non-monetary default as the borrower failed to comply with Section 6.3.2 of the loan documents which requires submission of financial information. - Transfer of title to the Lender occurred on 3/14/2025.-

	SS has engaged property manager and is in process of completing a hold vs sell analysis. The expected plan is to select a broker, list the property for sale, with a projected closing in March 2026.

21	304110021	OF	WA	03/01/24	2

The Loan transferred to Special Servicing on 03/01/2024 due to imminent monetary default. Borrower wants to transfer title back to Lender. Receiver appointed and working to lease the property. Working to commence Foreclosure.

22	304110022	OF	IN	10/05/23	2

Special Servicer has initiated the process to start foreclosure. The order to appoint a receiver was issued and the receiver has taken control of the Property. Receiver is in the process of finding a broker to represent the Property in a sale proc

	ess.

26	304110026	RT	CA	04/28/25	1
	Borrower and Special Servicer entered into a Forbearance Agreement on 9/26/2025. Special Servicer continues to monitor performance under the Forbearance Agreement.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
32	301741074	MF	TX	09/17/25	11
The loan transferred to Special Servicing on 9/17/2025.The Loan was paid off in full on 12/30/2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	310928467	0.00	4.41000%	0.00	4.41000%	10	09/15/25	09/18/25	--
5	310925489	0.00	4.21230%	0.00	4.21230%	10	02/09/21	04/11/20	03/11/21
5	310925489	0.00	4.21230%	0.00	4.21230%	10	03/11/21	04/11/20	02/09/21
17	304110017	0.00	5.49000%	0.00	5.49000%	8	05/02/22	05/05/22	--
20	303750013	0.00	4.11000%	0.00	4.11000%	10	12/13/21	06/05/20	--
26	304110026	0.00	4.14000%	0.00	4.14000%	10	09/26/25	09/26/25	--
30	304110030	9,060,310.20	4.22000%	9,060,310.20	4.22000%	10	07/27/20	06/05/20	08/11/20
30	304110030	0.00	4.22000%	0.00	4.22000%	10	08/11/20	06/05/20	07/27/20
41	301741075	6,561,605.21	4.81700%	6,561,605.21	4.81700%	10	07/01/20	05/06/20	08/11/20
41	301741075	0.00	4.81700%	0.00	4.81700%	10	08/11/20	05/06/20	07/01/20
52	304110052	4,111,413.86	4.60500%	4,111,413.86	4.60500%	10	04/02/20	06/05/20	09/11/20
52	304110052	0.00	4.60500%	0.00	4.60500%	10	09/11/20	06/05/20	04/02/20
Totals		19,733,329.27		19,733,329.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	303541121	10/18/19	90,000,000.00	322,000,000.00	90,293,165.23	89,097,068.35	90,293,165.23	1,196,096.88	902,931.65	0.00	451,534.10	451,397.55	0.50%
5	310925489	04/17/25	36,759,928.63	66,500,000.00	37,682,870.79	922,942.17	37,682,870.79	36,759,928.62	0.00	0.00	0.00	0.00	0.00%
10	304110010	01/17/25	22,400,000.00	9,500,000.00	8,789,972.85	988,345.96	8,789,972.85	7,801,626.89	14,598,373.11	0.00	117,205.40	14,481,167.71	64.64%
12	304110012	09/17/25	14,503,511.86	25,000,000.00	14,810,498.15	307,680.24	14,810,498.15	14,502,817.91	693.95	0.00	0.00	693.95	0.00%
20	303750013	01/17/25	12,753,116.09	54,500,000.00	12,987,747.75	234,631.66	12,987,747.75	12,753,116.09	0.00	0.00	0.00	0.00	0.00%
32	301741074	01/16/26	8,247,724.61	12,680,000.00	926,475,315.00	39,187,607.00	9,264,753.15	(29,922,853.85)	0.00	0.00	0.00	0.00	0.00%
34	304110034	06/17/24	7,691,816.58	5,600,000.00	3,388,571.09	2,612,022.02	3,388,571.09	776,549.07	6,915,267.51	0.00	434,413.44	6,480,854.07	70.82%
47	304110047	04/18/22	5,089,359.95	1,900,000.00	1,781,829.77	1,345,569.83	1,781,829.77	436,259.94	4,653,100.01	0.00	63,168.32	4,589,931.69	80.52%
48	304110048	06/16/23	4,489,086.39	3,200,000.00	2,532,578.86	502,087.20	2,532,578.86	2,030,491.66	2,458,594.73	0.00	207,920.31	2,250,674.42	43.28%
Current Period Totals			8,247,724.61	12,680,000.00	926,475,315.00	39,187,607.00	9,264,753.15	(29,922,853.85)	0.00	0.00	0.00	0.00
Cumulative Totals			201,934,544.11	500,880,000.00 1,098,742,549.49		135,197,954.43	181,531,987.64	46,334,033.21	29,528,960.96	0.00	1,274,241.57	28,254,719.39

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	303541121	11/18/21	0.00	0.00	451,397.55	0.00	0.00	(209.24)	0.00	0.00	452,722.41
		11/18/19	0.00	0.00	451,606.79	0.00	(1,324.86)	(450,000.00)	0.00	0.00
		10/18/19	0.00	0.00	902,931.65	0.00	0.00	902,931.65	0.00	0.00
5	310925489	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	304110010	12/17/25	0.00	0.00	14,481,167.71	0.00	0.00	(117,205.40)	0.00	0.00	14,481,167.71
		01/17/25	0.00	0.00	14,598,373.11	0.00	0.00	14,598,373.11	0.00	0.00
12	304110012	09/17/25	0.00	0.00	693.95	0.00	0.00	693.95	0.00	0.00	693.95
20	303750013	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	301741074	01/16/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	304110034	11/18/25	0.00	0.00	6,480,854.07	0.00	0.00	(434,413.44)	0.00	0.00	6,480,854.07
		06/17/24	0.00	0.00	6,915,267.51	0.00	0.00	6,915,267.51	0.00	0.00
47	304110047	06/16/23	0.00	0.00	4,589,931.69	0.00	0.00	(63,168.32)	0.00	0.00	4,589,931.69
		04/18/22	0.00	0.00	4,653,100.01	0.00	0.00	4,653,100.01	0.00	0.00
48	304110048	02/16/24	0.00	0.00	2,250,674.42	0.00	0.00	(830.68)	0.00	0.00	2,250,674.42
		11/17/23	0.00	0.00	2,251,505.10	0.00	0.00	(207,089.63)	0.00	0.00
		06/16/23	0.00	0.00	2,458,594.73	0.00	0.00	2,458,594.73	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	28,254,719.39	0.00	(1,324.86)	28,256,044.25	0.00	0.00	28,256,044.25

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	8,611.11	0.00	0.00	0.00	0.00	0.00	24,156.47	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	50,656.51	0.00	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	13,097.24	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	21,820.34	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	(7,000.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,611.11	0.00	0.00	34,917.58	0.00	50,656.51	24,156.47	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		125,341.67

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27